Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2022
Marketable Securities [Abstract]
Schedule of marketable securities
	December 31, 2022
	Amortized cost	Gross unrealized gain	Gross unrealized loss	Fair value
Matures within one year:
Corporate debentures	$13,394	$-	$(176)	$13,218
Government debentures	7,356	-	(194)	7,162

	20,750	-	(370)	20,380
Matures after one through four years:
Corporate debentures	254,909	12	(16,573)	238,348
Government debentures	8,115	-	(493)	7,622

	263,024	12	(17,066)	245,970

Total	$283,774	$12	$(17,436)	$266,350

	December 31, 2021
	Amortized Cost	Gross unrealized gain	Gross unrealized loss	Fair value
Matures within one year:
Corporate debentures	$25,430	$170	$-	$25,600
Government debentures	2,507	9	-	2,516

	27,937	179	-	28,116
Matures after one through four years:
Corporate debentures	140,364	435	(1,090)	139,709
Government debentures	9,648	11	(99)	9,560

	150,012	446	(1,189)	149,269

Total	$177,949	$625	$(1,189)	$177,385

Schedule of investments with continuous unrealized losses
	December 31, 2022
	Less than 12 months		More than 12 months		Total
	Fair Value	Unrealized Losses	Fair value	Unrealized losses	Fair value	Unrealized losses

Corporate debentures	$143,402	$(7,666)	$103,890	$(9,083)	$247,292	$(16,749)
Government debentures	6,735	(317)	8,048	(370)	14,783	(687)

Total	$150,137	$(7,983)	$111,938	$(9,453)	$262,075	$(17,436)

	December 31, 2021
	Less than 12 months		More than 12 months		Total
	Fair value	Unrealized Losses	Fair value	Unrealized losses	Fair value	Unrealized losses

Corporate debentures	$114,199	$(1,075)	$1,063	$(15)	$115,262	$(1,090)
Government debentures	6,524	(91)	2,523	(8)	9,047	(99)

Total	$120,723	$(1,166)	$3,586	$(23)	$124,309	$(1,189)